3. FINANCIAL INSTRUMENTS AND RISK ANALYSIS (Details 3) - USDR nondeliverable forwards NDF [member] - Derivatives designated for hedge accounting [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Notional
Maturity	Less than year
Fair value amounts (payable)/receivable	R$ (3,561)	R$ (1,152)